Convertible Preference Shares of Subsidiary (Details) - Series B CPS Fair values estimated based on the following assumptions	0 Months Ended		6 Months Ended		12 Months Ended
	May 27, 2011	Dec. 07, 2010	Jun. 30, 2013 Series B CPS [Member] Convertible Preferred Stock [Member]	Jun. 30, 2012 Series B CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B CPS [Member] Convertible Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk-free interest rate			0.11%	0.26%	0.16%	0.28%
Expected remaining term	3 years 6 months	5 years	222 days	1 year 149 days	1 year	1 year 295 days
Expected volatility			135.80%	106.00%	125.53%	81.69%
Dividend yield			0.00%	0.00%	0.00%	0.00%